Loans - TDRs Quantified by Loan Type and Classified Separately as Accrual and Non-Accrual (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Modifications [Line Items]
Non-accrual	$ 28,972,160	$ 27,927,714
Total TDRs	28,005,423	21,639,477
Unsecured [Member]
Financing Receivable, Modifications [Line Items]
Non-accrual	27,824
Cash Value [Member]
Financing Receivable, Modifications [Line Items]
Non-accrual
Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Non-accrual	5,363,556	5,035,893
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Non-accrual	22,446,418	22,205,434
Business Assets [Member]
Financing Receivable, Modifications [Line Items]
Non-accrual	907,185	679,309
Vehicles [Member]
Financing Receivable, Modifications [Line Items]
Non-accrual	227,177	7,078
Other [Member]
Financing Receivable, Modifications [Line Items]
Non-accrual
Loans Receivable [Member] | Unsecured [Member]
Financing Receivable, Modifications [Line Items]
Accruing
Non-accrual
Total TDRs
Loans Receivable [Member] | Cash Value [Member]
Financing Receivable, Modifications [Line Items]
Accruing
Non-accrual
Total TDRs
Loans Receivable [Member] | Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Accruing	5,423,980	6,276,108
Non-accrual	1,468,952	1,533,958
Total TDRs	6,922,932	7,810,066
Loans Receivable [Member] | Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Accruing	11,389,424	8,880,336
Non-accrual	9,682,851	4,938,859
Total TDRs	21,072,275	13,819,195
Loans Receivable [Member] | Business Assets [Member]
Financing Receivable, Modifications [Line Items]
Accruing	10,216	10,216
Non-accrual
Total TDRs	10,216	10,216
Loans Receivable [Member] | Vehicles [Member]
Financing Receivable, Modifications [Line Items]
Accruing
Non-accrual
Total TDRs
Loans Receivable [Member] | Other [Member]
Financing Receivable, Modifications [Line Items]
Accruing
Non-accrual
Total TDRs
Troubled Debt Restructuring [Member]
Financing Receivable, Modifications [Line Items]
Accruing	16,853,620	15,166,660
Non-accrual	11,151,803	6,472,817
Total TDRs	$ 28,005,423	$ 21,639,477